Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net (loss) income	$ (216,833)	$ 179,657
Adjustments to reconcile net (loss) to net cash provided by operating activities:
Depreciation	1,260	997
Bad debt expenses		4,850
Changes in operating assets and liabilities:
Account receivable	4,100	180,068
Advance to suppliers	(94,730)	9,745,134
Prepayments and other current assets	(494,993)	15,475
Accounts payable	1,072,342
Advance from customers	(1,798,335)	(10,610,118)
Taxes payable	81,325	239,572
Accruals and other current payables	(1,901)	605
Amounts due to related parties, current		131,941
Net cash (used in) operating activities	(1,447,765)	(111,819)
Cash flows from investing activities
Purchase of property and equipment	(12,107)	(1,982)
Net cash (used in) investing activities	(12,107)	(1,982)
Cash flows from financing activities
Issuance of ordinary shares for cash	4,999,823
Proceeds from short-term loan	558,722
Repayments of short-term loan	(279,361)
Payment of registration costs		(32,704)
Net cash provided by financing activities	5,279,184	(32,704)
Effect of foreign exchange rate on cash	21,842	(48,029)
Net increase (decrease) in cash	3,841,154	(194,534)
Cash at the beginning of the year	1,293,709	1,518,706
Cash at the end of the year	5,134,863	1,324,172
Supplemental disclosures of cash flow information:
Interest paid	5,587	597
Income taxes paid